 Exhibit 99.3

Exception Grades

Run Date - 6/25/2026 8:42:40 AM

SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
224168681	3158636536	34641511	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Initial escrow account statement initial deposit of $[Redacted] does not match Final Closing Disclosure initial deposit of $[Redacted].	Reviewer Comment (2025-10-09): updated IEADS received Buyer Comment (2025-10-09): Please review IEADS attached.	10/09/2025	1	B	A	B	A	B	A	B	A	B	A	LA	Primary	Refinance - Rate/Term	If the IEAD is correct and the CD/HUD is incorrect, we require a corrected PCCD/HUD with LOE to borrower to cure. Signature is not required.
																																				If the CD/HUD is correct and the IEAD is incorrect, we require LOE and corrected IEAD to cure. Signature is not required.	B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
224168681		3158636536		34641456			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Evidence of primary appraisal provided to the borrower(s) within three (3) business days prior to consummation was not provided in the file.				Reviewer Comment (2025-10-08): appraisal receipt received Buyer Comment (2025-10-08): Please review uploaded proof of appraisal receipt.	10/08/2025			1	B	A	B	A	B	A	B	A	B	A		LA	Primary	Refinance - Rate/Term		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225226068		3158636539		35989530			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The Title Policy Amount of $[Redacted] is less than the note amount of $[Redacted] based on the title evidence in file.				Reviewer Comment (2026-05-18): client accepts EV2 condition Buyer Comment (2026-05-18): Concur. Accept EV2.			05/18/2026	2	B	B	B	B	B	B	B	B	B	B		CT	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225226068		3158636539		35989547			Compliance	Compliance	Federal Compliance	TILA Right-to- Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on [Redacted], prior to three (3) business days from transaction date of [Redacted].	The final Closing Disclosure was not signed by one of the borrowers until [Redacted]. The earliest disbursement date based on [Redacted] transaction date would have been [Redacted].				Reviewer Comment (2026-03-16): [Redacted] received confirmation of post close CD date issued not [Redacted] but [Redacted] per print date. Buyer Comment (2026-03-13): Please review again -2nd Post CD (incorrect date) issued [Redacted]- print date [Redacted], corrected disbursement date ([Redacted])	03/16/2026			1	C	A	C	A	C	A	C	A	C	A		CT	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225226068		3158636539		35989548			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.					Reviewer Comment (2026-04-22): recission reopened and disclosed properly, with updated H-8 form. Buyer Comment (2026-04-22): Please see corrected Right of Rescission	04/22/2026			1	C	A	C	A	C	A	C	A	C	A		CT	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225226068	3158636539	35989567	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[Redacted] is under disclosed by $[Redacted] compared to the calculated Finance Charge of $[Redacted] which exceeds the $[Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).	Issue was corrected on Post-Close CD; however, to fully cure the issue the following are still needed: 1) Letter of Explanation to the borrowers, 2) proof of delivery, 3) refund check for the underdisclosed amount, and 4) evidence rescission was re-opened and has passed.	Reviewer Comment (2026-05-08): [Redacted] received Corrected CD, LOE to borrower, copy of cure refund for total underdisclosure and proof of mailing. As this is a Material Disclosure violation on a rescindable transaction, the reopening of rescission is also required. Please provide proof rescission reopened to all consumers. Separate exception has been added for the extended rescission requirement.

Buyer Comment (2026-05-08): Please see attached cure documents.

Reviewer Comment (2026-05-08): [Redacted] received the [Redacted] PCCD and LOE related to that PCCD.  PCCD did not reflect corrections related to this cure and LOE did not explain any violations on Finance Charge and TOP and the cure measures provided to them.  Additionally, did not receive proof of reopening of rescission to all consumers which is also required on a material disclosure violation on a rescindable transaction.  Please provide a Corrected CD and LOE to borrower reflecting the cure/corrections & explaining the violation & cure measures along with proof of reopening of rescission to all consumers to finalize this cure.

Buyer Comment (2026-05-07): Please find attached PCCD, LOE, refund check and proof of delivery.

Reviewer Comment (2026-04-27): [Redacted] received rebuttal that the [Redacted] CD was not signed by borrower and that [Redacted] CD revised the loan amount and new calculations.  However, that a CD is not signed does not exclude a CD from testing if it was issued to borrower.  The consummation date on this loan is [Redacted], as per Notary sign date.  Any CD issued after this date is a Post Close CD and tested as a corretion/cure.  It cannot be tested as a Final CD, as it was issued post consummation date. Thus the [Redacted] CD, which was provided for testing, would be the Final CD.  Additionally, the [Redacted] CD is showing wet signed by borrower, see Doc ID 0241.  Finance Charge disclosed as $[Redacted] and TOP as $[Redacted] based on Loan Amount of $[Redacted].  Corrected CD post close then changed loan amount to match the Note & Security Instrument in file at $[Redacted] & notarized on [Redacted], consummation date.  If the CD reflects the transaction the borrower and lender intended to make, but an error on the Note exists, we believe a modification of the note would be appropriate to bring the disclosures back in line (as opposed to redisclosing the CD to match the terms of the Note which were never the intended terms). If, on the other hand, the note reflected the correct loan, but the CD was off, then we believe the cure would need to include the corrected PCCD reflecting the terms of the Note (along with other required cure documents such as refund check, etc.).  It is important to note two things with regards to the modification: (1) the modification should not be unilateral but rather be agreed to by both parties (lender and borrower). Any evidence of coercion to sign the modification should result in not accepting it as a means to cure; and (2) if the modified note results in an APR, finance charge, and TOP that matches the final CD, there is no issue. However, if the modified note results in a higher APR, finance charge or TOP, then a cure including a refund of the underdisclosed amount would also be required to fully effectuate the cure (i.e., while mod can be used, borrower still cannot pay more than was disclosed on final CD or refund is required).  So, in terms of a cure: 1. Letter of explanation 2. Note modification (sign by bother parties with no evidence of coercion) 3. Proof of delivery 4. If modification results in higher APR, finance charge or TOP, then refund for underdisclosed amount.  5. If a rescindable loan and modification results in a change to any material disclosures from that disclosed on the final CD (APR, Finance Charge, Amount Financed, TOP, Payment stream), re-open rescission.  Cure for TOP is $[Redacted] and Finance Charge is $[Redacted].  TOP greater cure amount can be utilized towards the Finance Charge less cure amount.

Buyer Comment (2026-04-24): See attached document

Buyer Comment (2026-04-24): Please see Explanation.

Reviewer Comment (2026-03-25): EXCEPTION HISTORY - Exception Detail was updated on[Redacted] PRIOR Exception Detail: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $[Redacted] is under disclosed by $[Redacted] compared to the calculated Finance Charge of $[Redacted] which exceeds the $[Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]). (Final/[Redacted])

Reviewer Comment (2026-03-24): Most issues on this loan are caused because the final CD closed with the incorrect payment on the final CD. Review of the Security instrument confirms the loan amount changed from the [Redacted] CDs to the [Redacted], and all subsequent CDs.

Consummation date for this transaction is [Redacted]. At that time the payment amount on the final CD was $[Redacted].
$[Redacted]. Section D = $[Redacted], and interest is $[Redacted] for a total of $[Redacted]. (not adjusted for final payment)

The PCCDs from [Redacted], [Redacted] show
$[Redacted]. Section D shows $[Redacted] and interest is $[Redacted] for a total of $[Redacted]. (A reduction in section H of $[Redacted] and an increase in interest of $[Redacted]) again the figure is not adjusted for final payment discrepancy. the increased payment amount matches the note in file.

The PCCD from [Redacted] shows a reduction in prepaid interest to $[Redacted] for a reduction of $[Redacted].

Total cure required is $[Redacted] (adjusted for final payment) which will also off set the finance charge.
Please provide final settlement statement to verify fees and interest paid by borrower at closing to verify cure amount.

Lastly, [Redacted] has received PCCD, so remaining required documents to complete cure are Copy of LOE and refund check, re-opening of rescission, and proof of delivery.

Buyer Comment (2026-03-24): Please see the PCCD and LOE

Reviewer Comment (2026-03-19): [Redacted] received disbursement ledger and copies of disbursement checks, however, this does not address this violation.  The final CD, see doc 241, as per lender's clarification of the final CD, and which is executed by borrower with wet sign dates at consummation, disclosed the Finance Charge at $[Redacted] and TOP of $[Redacted].  However, the correct calculations should have been $[Redacted] on Finance Charge and $[Redacted] for the TOP.  This caused the violations for underdisclosure on the Final CD of $[Redacted] on Finance Charge and $[Redacted] on TOP.  A corrected CD was provided, Doc ID 243 which updated the calculations to match the correct calculations but the remaining cure documents were not provided.  Though the Corrected CD was provided must cure the final CD underdisclosure with LOE to borrower which accompanied the [Redacted] Post Clsoe CD (this had the clerical error date issued [Redacted]), copy of cure refund of $[Redacted] for the TOP underdisclosure which can also be used to cure the lower Finance Charge underdisclosure of $[Redacted], proof of mailing of cure and proof of reopening of rescission to all consumers as these are material disclosure violations on a rescindable transaction.

Buyer Comment (2026-03-19): Please see Disbursement Ledger..

Reviewer Comment (2026-03-16): [Redacted] received rebuttal that [Redacted] CD was post close CD issued [Redacted] and to note actual issue date type stamp date at bottom of CD, Doc ID 0243.  Finance charge at closing was disclosed as $[Redacted], Amount financed at $[Redacted] and TOP at $[Redacted].  The calculated Finance charge was $[Redacted] and TOP was $[Redacted].  Finance charge was underdisclosed $[Redacted] at closing to borrower and TOP was underdisclosed $[Redacted].  Underdisclosure to be cured with Corrected CD, LOE to borrower, copy of cure refund of $[Redacted] on TOP which can also cure the Finance charge underdisclosure of $[Redacted], proof of mailing and proof of reopening of rescission to all consumers.

Reviewer Comment (2026-03-16): correct violation

Reviewer Comment (2026-03-12): Exception cleared, new corrected exception posted.

Reviewer Comment (2026-03-10): [Redacted] received rebuttal that PCCD was in file at TPR review and no lox, proof of delivery of ROR is required.  However, this is a Material Disclosure violation and under 130(b) restitution requirements on a Post Close cure requires a copy of the LOE that accompanied the Corrected CD explaining the violation & cure along with copy of cure refund for total underdisclosure, proof of mailing and as it is a rescindable transaction, proof of reopening of rescission to all parties.  TOP was underdisclosed $[Redacted] and Finance charege was underdisclosed $[Redacted].  The greater TOP cure refund can be utilized towards the finance charge also.

Buyer Comment (2026-03-10): The PCCD was in the file at the time of AMC review, no LOX, proof of delivery and ROR is required.
																			05/08/2026		2	C	B	C	B	C	B	C	B	C	B		CT	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission (required on rescindable transactions)	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225226068	3158636539	35989568	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Principal and Interest	TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] disclosed a Principal and Interest Payment that does not match the actual payment for the loan.	Issue was corrected on Post-Close CD; however, to fully cure the issue the following are still needed: 1) Letter of Explanation to the borrowers, 2) proof of delivery, and 3) evidence rescission was re-opened and has passed.	Reviewer Comment (2026-05-08): [Redacted] received Corrected CD, LOE to borrower, copy of cure refund for total underdisclosure and proof of mailing. As this is a Material Disclosure violation on a rescindable transaction, the reopening of rescission is also required. Please provide proof rescission reopened to all consumers. Separate exception has been added for the extended rescission requirement.

Buyer Comment (2026-05-08): Please see attached cure documents.

Reviewer Comment (2026-05-08): [Redacted] received the [Redacted] PCCD and LOE related to that PCCD.  PCCD did not reflect corrections related to this cure and LOE did not explain any violations on Finance Charge and TOP and the cure measures provided to them.  Additionally, did not receive proof of reopening of rescission to all consumers which is also required on a material disclosure violation on a rescindable transaction.  Please provide a Corrected CD and LOE to borrower reflecting the cure/corrections & explaining the violation & cure measures along with proof of reopening of rescission to all consumers to finalize this cure.

Buyer Comment (2026-05-07): See attached documents

Reviewer Comment (2026-03-16): [Redacted] received rebuttal that [Redacted] CD was post close CD issued [Redacted] and to note actual issue date type stamp date at bottom of CD, Doc ID 0243.  Projected P&I disclosed at $[Redacted] on the Final CD. Corrected CD updated to match Note at $[Redacted] was provided. This was corrected post closing and is a material disclosure violation.  To finalize cure, provide copy of LOE to borrower and proof of reopening of rescission.

Reviewer Comment (2026-03-16): correct violation

Reviewer Comment (2026-03-12): Exception cleared, new corrected exception posted.

Reviewer Comment (2026-03-10): [Redacted] received rebuttal that PCCD was in file at TPR review and no lox, proof of delivery of ROR is required.  However, this is a Material Disclosure violation and under 130(b) restitution requirements on a Post Close cure requires a copy of the LOE that accompanied the Corrected CD explaining the violation & cure and as it is a rescindable transaction, proof of reopening of rescission to all parties.

Buyer Comment (2026-03-10): The PCCD was in the file at the time of AMC review, no LOX, proof of delivery and ROR is required.
																			05/08/2026		2	C	B	C	B	C	B	C	B	C	B		CT	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225226068	3158636539	35989569	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan.	Issue was corrected on Post-Close CD; however, to fully cure the issue the following are still needed: 1) Letter of Explanation to the borrowers, 2) proof of delivery, and 3) evidence rescission was re-opened and has passed.	Reviewer Comment (2026-05-08): [Redacted] received Corrected CD, LOE to borrower, copy of cure refund for total underdisclosure and proof of mailing. As this is a Material Disclosure violation on a rescindable transaction, the reopening of rescission is also required. Please provide proof rescission reopened to all consumers. Separate exception has been added for the extended rescission requirement.

Buyer Comment (2026-05-08): Please see attached cure documents.

Reviewer Comment (2026-05-08): [Redacted] received the [Redacted] PCCD and LOE related to that PCCD.  PCCD did not reflect corrections related to this cure and LOE did not explain any violations on Finance Charge and TOP and the cure measures provided to them.  Additionally, did not receive proof of reopening of rescission to all consumers which is also required on a material disclosure violation on a rescindable transaction.  Please provide a Corrected CD and LOE to borrower reflecting the cure/corrections & explaining the violation & cure measures along with proof of reopening of rescission to all consumers to finalize this cure.

Buyer Comment (2026-05-07): See attached documents

Reviewer Comment (2026-04-27): [Redacted] received rebuttal that the [Redacted] CD was not signed by borrower and that [Redacted] CD revised the loan amount and new calculations.  However, that a CD is not signed does not exclude a CD from testing if it was issued to borrower.  The consummation date on this loan is [Redacted], as per Notary sign date.  Any CD issued after this date is a Post Close CD and tested as a corretion/cure.  It cannot be tested as a Final CD, as it was issued post consummation date. Thus the [Redacted] CD, which was provided for testing, would be the Final CD.  Additionally, the [Redacted] CD is showing wet signed by borrower, see Doc ID 0241.  Finance Charge disclosed as $[Redacted] and TOP as $[Redacted] based on Loan Amount of $[Redacted].  Corrected CD post close then changed loan amount to match the Note & Security Instrument in file at $[Redacted] & notarized on [Redacted], consummation date.  If the CD reflects the transaction the borrower and lender intended to make, but an error on the Note exists, we believe a modification of the note would be appropriate to bring the disclosures back in line (as opposed to redisclosing the CD to match the terms of the Note which were never the intended terms). If, on the other hand, the note reflected the correct loan, but the CD was off, then we believe the cure would need to include the corrected PCCD reflecting the terms of the Note (along with other required cure documents such as refund check, etc.).  It is important to note two things with regards to the modification: (1) the modification should not be unilateral but rather be agreed to by both parties (lender and borrower). Any evidence of coercion to sign the modification should result in not accepting it as a means to cure; and (2) if the modified note results in an APR, finance charge, and TOP that matches the final CD, there is no issue. However, if the modified note results in a higher APR, finance charge or TOP, then a cure including a refund of the underdisclosed amount would also be required to fully effectuate the cure (i.e., while mod can be used, borrower still cannot pay more than was disclosed on final CD or refund is required).  So, in terms of a cure: 1. Letter of explanation 2. Note modification (sign by bother parties with no evidence of coercion) 3. Proof of delivery 4. If modification results in higher APR, finance charge or TOP, then refund for underdisclosed amount.  5. If a rescindable loan and modification results in a change to any material disclosures from that disclosed on the final CD (APR, Finance Charge, Amount Financed, TOP, Payment stream), re-open rescission.  Cure for TOP is $[Redacted] and Finance Charge is $[Redacted].  TOP greater cure amount can be utilized towards the Finance Charge less cure amount.

Buyer Comment (2026-04-24): See attached document

Reviewer Comment (2026-03-16): [Redacted] received rebuttal that [Redacted] CD was post close CD issued [Redacted] and to note actual issue date type stamp date at bottom of CD, Doc ID 0243.  Projected P&I disclosed at $[Redacted] on the Final CD. Corrected CD updated to match Note at $[Redacted] was provided. This was corrected post closing and is a material disclosure violation.  To finalize cure, provide copy of LOE to borrower and proof of reopening of rescission.

Reviewer Comment (2026-03-16): correct violation

Reviewer Comment (2026-03-12): Exception cleared, new corrected exception posted.

Reviewer Comment (2026-03-10): [Redacted] received rebuttal that PCCD was in file at TPR review and no lox, proof of delivery of ROR is required.  However, this is a Material Disclosure violation and under 130(b) restitution requirements on a Post Close cure requires a copy of the LOE that accompanied the Corrected CD explaining the violation & cure and as it is a rescindable transaction, proof of reopening of rescission to all parties.

Buyer Comment (2026-03-10): The PCCD was in the file at the time of AMC review, no LOX, proof of delivery and ROR is required.
																			05/08/2026		2	C	B	C	B	C	B	C	B	C	B		CT	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission (required on rescindable transactions)	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225226068	3158636539	35989570	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]). The disclosed Total of Payments in the amount of $[Redacted] is under disclosed by $[Redacted] compared to the calculated total of payments of $[Redacted] which exceeds the $[Redacted] threshold.	Issue was corrected on Post-Close CD; however, to fully cure the issue the following are still needed: 1) Letter of Explanation to the borrowers, 2) proof of delivery, 3) refund check for the underdisclosed amount, and 4) evidence rescission was re-opened and has passed.	Reviewer Comment (2026-05-08): [Redacted] received Corrected CD, LOE to borrower, copy of cure refund for total underdisclosure and proof of mailing. As this is a Material Disclosure violation on a rescindable transaction, the reopening of rescission is also required. Please provide proof rescission reopened to all consumers. Separate exception has been added for the extended rescission requirement.

Buyer Comment (2026-05-08): Please see attached cure documents.

Reviewer Comment (2026-05-08): [Redacted] received the [Redacted] PCCD and LOE related to that PCCD.  PCCD did not reflect corrections related to this cure and LOE did not explain any violations on Finance Charge and TOP and the cure measures provided to them.  Additionally, did not receive proof of reopening of rescission to all consumers which is also required on a material disclosure violation on a rescindable transaction.  Please provide a Corrected CD and LOE to borrower reflecting the cure/corrections & explaining the violation & cure measures along with proof of reopening of rescission to all consumers to finalize this cure.

Buyer Comment (2026-05-07): See attached documents

Reviewer Comment (2026-04-27): [Redacted] received rebuttal that the [Redacted] CD was not signed by borrower and that [Redacted] CD revised the loan amount and new calculations.  However, that a CD is not signed does not exclude a CD from testing if it was issued to borrower.  The consummation date on this loan is [Redacted], as per Notary sign date.  Any CD issued after this date is a Post Close CD and tested as a corretion/cure.  It cannot be tested as a Final CD, as it was issued post consummation date. Thus the [Redacted] CD, which was provided for testing, would be the Final CD.  Additionally, the [Redacted] CD is showing wet signed by borrower, see Doc ID 0241.  Finance Charge disclosed as $[Redacted] and TOP as $[Redacted] based on Loan Amount of $[Redacted].  Corrected CD post close then changed loan amount to match the Note & Security Instrument in file at $[Redacted] & notarized on [Redacted], consummation date.  If the CD reflects the transaction the borrower and lender intended to make, but an error on the Note exists, we believe a modification of the note would be appropriate to bring the disclosures back in line (as opposed to redisclosing the CD to match the terms of the Note which were never the intended terms). If, on the other hand, the note reflected the correct loan, but the CD was off, then we believe the cure would need to include the corrected PCCD reflecting the terms of the Note (along with other required cure documents such as refund check, etc.).  It is important to note two things with regards to the modification: (1) the modification should not be unilateral but rather be agreed to by both parties (lender and borrower). Any evidence of coercion to sign the modification should result in not accepting it as a means to cure; and (2) if the modified note results in an APR, finance charge, and TOP that matches the final CD, there is no issue. However, if the modified note results in a higher APR, finance charge or TOP, then a cure including a refund of the underdisclosed amount would also be required to fully effectuate the cure (i.e., while mod can be used, borrower still cannot pay more than was disclosed on final CD or refund is required).  So, in terms of a cure: 1. Letter of explanation 2. Note modification (sign by bother parties with no evidence of coercion) 3. Proof of delivery 4. If modification results in higher APR, finance charge or TOP, then refund for underdisclosed amount.  5. If a rescindable loan and modification results in a change to any material disclosures from that disclosed on the final CD (APR, Finance Charge, Amount Financed, TOP, Payment stream), re-open rescission.  Cure for TOP is $[Redacted] and Finance Charge is $[Redacted].  TOP greater cure amount can be utilized towards the Finance Charge less cure amount.

Buyer Comment (2026-04-24): See attached document

Reviewer Comment (2026-03-25): EXCEPTION HISTORY - Exception Detail was updated on[Redacted] PRIOR Exception Detail: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $[Redacted] is under disclosed by $[Redacted] compared to the calculated Finance Charge of $[Redacted] which exceeds the $[Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]). (Final/[Redacted])

Reviewer Comment (2026-03-24): Most issues on this loan are caused because the final CD closed with the incorrect payment on the final CD. Review of the Security instrument confirms the loan amount changed from the [Redacted] CDs to the [Redacted], and all subsequent CDs.

Consummation date for this transaction is [Redacted]. At that time the payment amount on the final CD was $[Redacted].
$[Redacted]. Section D = $[Redacted], and interest is $[Redacted] for a total of $[Redacted]. (not adjusted for final payment)

The PCCDs from [Redacted], [Redacted] show
$[Redacted]. Section D shows $[Redacted] and interest is $[Redacted] for a total of $[Redacted]. (A reduction in section H of $[Redacted] and an increase in interest of $[Redacted]) again the figure is not adjusted for final payment discrepancy. the increased payment amount matches the note in file.

The PCCD from [Redacted] shows a reduction in prepaid interest to $[Redacted] for a reduction of $[Redacted].

Total cure required is $[Redacted] (adjusted for final payment) which will also off set the finance charge.
Please provide final settlement statement to verify fees and interest paid by borrower at closing to verify cure amount.

Lastly, [Redacted] has received PCCD, so remaining required documents to complete cure are Copy of LOE and refund check, re-opening of rescission, and proof of delivery.

Buyer Comment (2026-03-24): Please see the PCCD and LOE

Buyer Comment (2026-03-24): Please see PCCD and LOE

Reviewer Comment (2026-03-19): [Redacted] received disbursement ledger and copies of disbursement checks, however, this does not address this violation.  The final CD, see doc 241, as per lender's clarification of the final CD, and which is executed by borrower with wet sign dates at consummation, disclosed the Finance Charge at $[Redacted] and TOP of $[Redacted].  However, the correct calculations should have been $[Redacted] on Finance Charge and $[Redacted] for the TOP.  This caused the violations for underdisclosure on the Final CD of $[Redacted] on Finance Charge and $[Redacted] on TOP.  A corrected CD was provided, Doc ID 243 which updated the calculations to match the correct calculations but the remaining cure documents were not provided.  Though the Corrected CD was provided must cure the final CD underdisclosure with LOE to borrower which accompanied the [Redacted] Post Clsoe CD (this had the clerical error date issued [Redacted]), copy of cure refund of $[Redacted] for the TOP underdisclosure which can also be used to cure the lower Finance Charge underdisclosure of $[Redacted], proof of mailing of cure and proof of reopening of rescission to all consumers as these are material disclosure violations on a rescindable transaction.

Buyer Comment (2026-03-18): Please see PCCD and LOE

Reviewer Comment (2026-03-16): [Redacted] received rebuttal that [Redacted] CD was post close CD issued [Redacted] and to note actual issue date type stamp date at bottom of CD, Doc ID 0243.  Finance charge at closing was disclosed as $[Redacted], Amount financed at $[Redacted] and TOP at $[Redacted].  The calculated Finance charge was $[Redacted] and TOP was $[Redacted].  Finance charge was underdisclosed $[Redacted] at closing to borrower and TOP was underdisclosed $[Redacted].  Underdisclosure to be cured with Corrected CD, LOE to borrower, copy of cure refund of $[Redacted] on TOP which can also cure the Finance charge underdisclosure of $[Redacted], proof of mailing and proof of reopening of rescission to all consumers.

Reviewer Comment (2026-03-16): correct violation

Reviewer Comment (2026-03-12): Exception cleared, new corrected exception posted.

Buyer Comment (2026-03-11): The loan amount error was corrected prior to disbursement on PCCD.  There is also a Change of Circumstance dated [Redacted] (D0359) showing the loan amount change to $[Redacted] which matches the Note, Mortgage and Final 1003.  Please confirm rationale for additional LOE and refund being required when borrower was aware of the loan amount correction prior to disbursement?

Reviewer Comment (2026-03-10): [Redacted] received rebuttal that PCCD was in file at TPR review and no lox, proof of delivery of ROR is required.  However, this is a Material Disclosure violation and under 130(b) restitution requirements on a Post Close cure requires a copy of the LOE that accompanied the Corrected CD explaining the violation & cure along with copy of cure refund for total underdisclosure, proof of mailing and as it is a rescindable transaction, proof of reopening of rescission to all parties.  TOP was underdisclosed $[Redacted] and Finance charege was underdisclosed $[Redacted].  The greater TOP cure refund can be utilized towards the finance charge also.

Buyer Comment (2026-03-10): The PCCD was in the file at the time of AMC review, no LOX, proof of delivery and ROR is required.
																			05/08/2026		2	C	B	C	B	C	B	C	B	C	B		CT	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission i(required on rescindable transactions)	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225226068	3158636539	36052832	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[Redacted] is under disclosed by $[Redacted] compared to the calculated Finance Charge of $[Redacted] which exceeds the $[Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).	Finance charge under disclosed. Final CD shows incorrect payment amount.	Reviewer Comment (2026-03-16): [Redacted] received confirmation of post close CD date issued not [Redacted] but [Redacted] per print date.

Buyer Comment (2026-03-13): Please review again - Final CD, Date Issued [Redacted] with print date [Redacted] (incorrectly disclosed loan amount) ; 1st Post CD, Date Issued [Redacted] with print date [Redacted] (corrected loan amount $[Redacted] prior to disbursement/borrower acknowledged) ;  2nd Post CD (incorrect date) Date Issued [Redacted] - print date [Redacted] (corrected disbursement date ([Redacted]) ) ; Mortgage $[Redacted] notarized 1[Redacted]/Note $[Redacted] dated [Redacted] - do not believe refund should be required
																		03/16/2026			1		A		A		A		A		A		CT	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission (required on rescindable transactions)	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225226068		3158636539		36052833			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Principal and Interest	TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] disclosed a Principal and Interest Payment that does not match the actual payment for the loan.	Final CD shows incorrect payment amount.				Reviewer Comment (2026-03-16): [Redacted] received confirmation of post close CD date issued not [Redacted] but [Redacted] per print date.	03/16/2026			1		A		A		A		A		A		CT	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225226068		3158636539		36052834			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan.	Final CD shows incorrect payment amount.				Reviewer Comment (2026-03-16): [Redacted] received confirmation of post close CD date issued not [Redacted] but [Redacted] per print date.	03/16/2026			1		A		A		A		A		A		CT	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission (required on rescindable transactions)	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225226068		3158636539		36052835			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]). The disclosed Total of Payments in the amount of $[Redacted] is under disclosed by $[Redacted] compared to the calculated total of payments of $[Redacted] which exceeds the $[Redacted] threshold.	TOP under disclosed. Final CD shows incorrect payment amount.				Reviewer Comment (2026-03-16): [Redacted] received confirmation of post close CD date issued not [Redacted] but [Redacted] per print date.	03/16/2026			1		A		A		A		A		A		CT	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission i(required on rescindable transactions)	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225226068		3158636539		36425235			Compliance	Compliance	Federal Compliance	TILA	TILA Extended Rescission: Inaccurate material disclosures provided to borrower at consummation on a rescindable transaction resulting in extended rescission rights (3 years from consummation). Re-disclosure of accurate material disclosures, refund/adjustment, LOE, re-opening of rescission and proof of delivery required.		SitusAMC received Corrected CD, LOE to borrower, copy of cure refund for total underdisclosure and proof of mailing. As this is a Material Disclosure violation on a rescindable transaction, the reopening of rescission is also required. Please provide proof rescission reopened to all consumers. Separate exception has been added for the extended rescission requirement. Proof reopening of rescission to all consumers is required.				Reviewer Comment (2026-05-18): evidence of recission was reopened to all consumers has been received Buyer Comment (2026-05-18): Please review Notice of Right to Cancel attached	05/18/2026			1		A		A		A		A		A		CT	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct notice of rescission model form (If corresponding material disclosure exception has not been sufficiently cured, LOE, refund/adjustment, corrected TIL/CD, and proof of delivery required to cure material disclosure exception as applicable).	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225406376		3158636625		36221549			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. $[Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	The Loan Discount Points Fee changed to $[Redacted] on the CD dated [Redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.				Reviewer Comment (2026-04-23): [Redacted] received CD and COC. Buyer Comment (2026-04-22): Please review CIC/CD	04/23/2026			1	C	A	C	A	C	A	C	A	C	A		NE	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225406376	3158636625	36221554	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. $[Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	The Appraisal Re-Inspection Fee changed to $[Redacted] on the CD dated [Redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.	Reviewer Comment (2026-04-24): [Redacted] received COC dated [Redacted].

Buyer Comment (2026-04-23): original inspection fee notice of change disclosed [Redacted] - page 673/D0485

Buyer Comment (2026-04-23): Do Not Concur - please review completion report dated [Redacted] stating improvements not complete, another inspection would be required.( page 3666 / D1512)
CD [Redacted] within 3 days of [Redacted] report

Reviewer Comment (2026-04-23): [Redacted] received COC dated [Redacted], however 1004 subject to repairs is dated [Redacted] and fee added on [Redacted] which is not within 3 days of change. Please provide additional information why fee added on [Redacted] or cure is required.

Buyer Comment (2026-04-22): Please review CD/CIC
																		04/24/2026			1	C	A	C	A	C	A	C	A	C	A		NE	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225406376		3158636625		36221530			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Proof that the appraisal was provided to the borrower is not in file.				Reviewer Comment (2026-04-06): appraisal provided to the borrower Buyer Comment (2026-04-06): Please see D1514.	04/06/2026			1	B	A	B	A	B	A	B	A	B	A		NE	Primary	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225541956	3158636544	36382933	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[Redacted] is under disclosed by $[Redacted] compared to the calculated Finance Charge of $[Redacted] which exceeds the $[Redacted] threshold. Disclosed Amount Financed on page 5 is also blank or inaccurate. Fee amounts included in Finance Charge and Amount Financed calculations are based on Closing Disclosure dated [Redacted]).	Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[Redacted] is under-disclosed by $[Redacted] compared to the calculated Finance Charge of $[Redacted], which exceeds the $[Redacted] threshold. The disclosed Amount Financed on page 5 is also blank or inaccurate. Fee amounts included in Finance Charge and Amount Financed calculations are based on the Closing Disclosure dated [Redacted].	Reviewer Comment (2026-05-13): [Redacted] received Letter of Explanation, Proof of Delivery, Refund check & Corrected CD

Buyer Comment (2026-05-12): Please see PCCD and Refund for $[Redacted] for the US Patriot Act Fee

Reviewer Comment (2026-05-08): Fees included in the calculation of the finance charge are: Attorney Fee - $[Redacted], Flood Certificate (LoL) - $5, LDP - $[Redacted], Interest - $[Redacted], Processing fee - $[Redacted], Tax service fee (LoL) - $[Redacted], Title -Courier - $[Redacted], Title - Recording Service - $[Redacted], Title - US Patriot Search - $[Redacted], Verification Fee (Financial) - $[Redacted], Verification Fee (ID) - $[Redacted]. for a total of $[Redacted].  Additionally, fee purpose determines inclusion or exclusion of a fee in finance charge calculations. 1026.4(c)(7) states what fees may be excluded.  They are;   (i) Fees for title examination, abstract of title, title insurance, property survey, and similar purposes.
  (ii) Fees for preparing loan-related documents, such as deeds, mortgages, and reconveyance or settlement documents.
  (iii) Notary and credit-report fees.
  (iv) Property appraisal fees or fees for inspections to assess the value or condition of the property if the service is performed prior to closing, including fees related to pest-infestation or flood-hazard determinations.
  (v) Amounts required to be paid into escrow or trustee accounts if the amounts would not otherwise be included in the finance charge.

Buyer Comment (2026-05-07): Do Not Concur.  I am still not able to determine which fees [Redacted] used in determining the finance charge variance provided of $[Redacted], but [Redacted] reached out to title and got explanation on two fees, please see attached.

Reviewer Comment (2026-05-06): Per 1026.4(c)(7) fees paid for the following service may be excluded.  (i) Fees for title examination, abstract of title, title insurance, property survey, and similar purposes.
  (ii) Fees for preparing loan-related documents, such as deeds, mortgages, and reconveyance or settlement documents.
  (iii) Notary and credit-report fees.
  (iv) Property appraisal fees or fees for inspections to assess the value or condition of the property if the service is performed prior to closing, including fees related to pest-infestation or flood-hazard determinations.
  (v) Amounts required to be paid into escrow or trustee accounts if the amounts would not otherwise be included in the finance charge. Further 1026.4(c)(7) goes on to explain; 1. Real estate or residential mortgage transaction charges. The list of charges in §1026.4(c)(7) applies both to residential mortgage transactions (which may include, for example, the purchase of a mobile home) and to other transactions secured by real estate. The fees are excluded from the finance charge even if the services for which the fees are imposed are performed by the creditor's employees rather than by a third party. In addition, the cost of verifying or confirming information connected to the item is also excluded. For example, credit-report fees cover not only the cost of the report but also the cost of verifying information in the report. In all cases, charges excluded under §1026.4(c)(7) must be bona fide and reasonable.

Buyer Comment (2026-05-05): Do Not Concur.  Please clarify which fees were used in calculation... the ALTA 28.2 Endorsement fee $[Redacted] was not treated by [Redacted] as a pre-paid fee, Bona fide third-party charges that the borrower can shop for are excluded from the finance charge under Regulation Z.  The ALTA 8.1 Environmental fee $[Redacted] is considered a bona fide third-party charge that the borrower can shop for, so [Redacted] excluded it from the finance charge under Regulation Z.  The fee for the Waiver of Arbitration Endorsement $[Redacted], when paid to the title company, is generally not included in the finance charge since it was third party fee.
																			05/13/2026		2	C	B	C	B	C	B	C	B	C	B		NY	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission (required on rescindable transactions)	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225541956	3158636544	36382936	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. $[Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. $[Redacted] over legal limit. A valid change of circumstance was not provided for fee change. The cure provided at closing ($[Redacted]) is insufficient to resolve all tolerance violations.	Reviewer Comment (2026-05-20): PCCD, LOX, refund check and proof of mailing has been received to cure this tolerance issue

Buyer Comment (2026-05-20): Please see PCCD and refund sent to the borrower

Reviewer Comment (2026-05-19): [Redacted] received rebuttal. additional cure of $[Redacted] is required to cure the exception. Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.

Buyer Comment (2026-05-15): Concur.  Please see system snip showing cure for recording fee $[Redacted] and Cema fee $[Redacted] were present on the final signed CD and advise of final amount needed to cure for resolution.

Reviewer Comment (2026-05-15): [Redacted] received rebuttal comment, however, please see doc ID D1364 LE dated [Redacted] ver-1, the recording fee disclosed of $[Redacted] and the fee further increase of $[Redacted] from $[Redacted] on revised LE dated [Redacted] (D1362) without VCCs. This is causing the recording fee exceeds of over [Redacted]% tolerance. A valid COC for the fee increased or Cure is required to borrower.

Buyer Comment (2026-05-14): Please see system snip of LE History screen showing that the LE version 1 that was sent to the customer, did have the recording fees totaling $[Redacted].

Reviewer Comment (2026-05-14): We are calculating the [Redacted]% fee tolerance baseline from the Initial LE. There are two versions of the [Redacted] LE, See doc ID 1364 & Doc ID 1362. The only differences are the recording fees in Section E on page 2 with $[Redacted] on Sequence #1 and $[Redacted] on Sequence #2. [Redacted] is utilizing the Sequence #1 at $[Redacted] for the baseline of the [Redacted]% fee tolerance, and make the baseline at $[Redacted] ($[Redacted] = [Redacted]%/$[Redacted] = $[Redacted]) The next sequence #2 then increased the recording fees to $[Redacted] which is the baseline the lender appears to be utilizing for their calculations.
We have sequenced the LE's as assumed with the lower recording fee on the initial LE. If this LE was not disclosed to borrower, or was disclosed as sequence #2, we could reset the baseline, but this would require the lender to provide documentation to support which was disclosed first or proof it was not disclosed at all. Otherwise, a valid changed circumstance would need to be provided to rebaseline the recording fees to the $[Redacted] amount on LE [Redacted] sequence #2. A valid reason would need to be established and documented accordingly.
Otherwise, the cure amount for the [Redacted]% tolerance is correct at $[Redacted] and cure at closing was short $[Redacted] and due borrower still

Buyer Comment (2026-05-13): Do Not Concur.  I see that there was an additional LE v1 disclosing recording fees at $[Redacted], and now that the borrower selected their own atty or title, however on the CD that was signed at closing the cure was corrected to be $[Redacted] for the increase in recording fees over what was disclosed, please see snip of the final CD.

Reviewer Comment (2026-05-07): [Redacted] received rebuttal comment and as per which the baseline of the [Redacted]% fee is considered as $[Redacted] and after adding [Redacted]% tolerance $[Redacted]. But, to consider the baseline for recording fee as $[Redacted] we need a COC for increase in fee on revised LE dated [Redacted] as initial LE has recording fee of $[Redacted]. Without VCC recording fee cannot be re-baselined. Please provide information as to what changed circumstance occurred (as defined under 1026.19(e)(4)(A)-(F) that resulted in an increase in closing costs or cure would be required.
Cure requirements include LOE, corrected CD, proof of mailing and copy of refund check.

Buyer Comment (2026-05-06): Do Not Concur.  Total baseline fees sum to $[Redacted]. Total actual fees sum to $[Redacted]. The [Redacted]% tolerance on baseline fees is $[Redacted]. The allowed maximum fees (baseline + [Redacted]% tolerance) is $[Redacted]. Since actual fees ($[Redacted]) exceed the allowed maximum, a cure is required. The cure amount is the difference: $[Redacted] - $[Redacted] = $[Redacted].  Then there was a $[Redacted] cure for the [Redacted] Attorney Fee which was a [Redacted]% tolerance fee.  Please see Fee Tolerance Details System Snip which shows this breakdown.  The recording fees are not to be treated as if they are the only [Redacted]% fees standing alone but rather included in the calculation with the other 10% fees.

Reviewer Comment (2026-05-06): [Redacted] received LOX that the cure was provided at closing. However, as per file the recording fee disclosed at initial is $[Redacted] and charged at final is $[Redacted]. The total cure required after adding [Redacted]% tolerance is $[Redacted]. The cure provided at closing is not sufficient to cover the same. Please provide proper fee bifurcation for adding any valid recording fee on LE dated [Redacted] or total cure of $1[Redacted] is required.

Buyer Comment (2026-05-05): Do Not Concur.  Please see that the [Redacted] Attorney Fee and the Recording Fees both increased due to the loan qualifying for [Redacted] CEMA, the cure that was provided on the final CD at closing in the amount of $[Redacted] was sufficient, please see system snips showing the cure breakdown.
																			05/20/2026		2	C	B	C	B	C	B	C	B	C	B		NY	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225541956		3158636544		36382938			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. $[Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. $[Redacted] over legal limit. A valid change of circumstance was not provided for fee change. The cure provided at closing ($[Redacted]) is insufficient to resolve all tolerance violations.				Reviewer Comment (2026-05-06): [Redacted] received valid COC. Buyer Comment (2026-05-05): Do Not Concur. Please see system notes explaining that this property is complex and why the appraisal had to be adjusted for complexity.	05/06/2026			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225541956		3158636544		36382939			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Attorney's Fee (Closing Agent Only). Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. $[Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Attorney's Fee (Closing Agent Only). Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. $[Redacted] over legal limit. A valid change of circumstance was not provided for fee change. The cure provided at closing ($[Redacted]) is insufficient to resolve all tolerance violations.				Reviewer Comment (2026-05-20): Cured at closing or within 60 days of consummation prior to TPR review Reviewer Comment (2026-05-06): Cured at closing or within 60 days of consummation prior to TPR review Buyer Comment (2026-05-05): Do Not Concur. Please see that the [Redacted] Attorney Fee and the Recording Fees both increased due to the loan qualifying for [Redacted] CEMA, the cure that was provided on the final CD at closing in the amount of $[Redacted] was sufficient, please see system snips showing the cure breakdown.	05/20/2026			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225541964		3158636547		36370851			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. $[Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Discount Points Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. $[Redacted] over legal limit. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.				Reviewer Comment (2026-05-04): [Redacted] Received Valid COC dated [Redacted]. Buyer Comment (2026-05-01): Do not Concur. Valid CICs for loan amount and interest rate [Redacted]. Cdv2 disclosed timely	05/04/2026			1	C	A	C	A	C	A	C	A	C	A		NC	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225542105		3158636648		36386173			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]). The disclosed Total of Payments in the amount of $[Redacted] is under disclosed by $[Redacted] compared to the calculated total of payments of $[Redacted] which exceeds the $[Redacted] threshold.	The disclosed Total of Payments in the amount of $[Redacted] is under-disclosed by $[Redacted] compared to the calculated Total of Payments of $[Redacted], which exceeds the $[Redacted] threshold. This was corrected with the Post-close CD; however, to fully cure the issue the following items are still needed: 1) letter of explanation to the borrower, 2) evidence of refund for the underdisclosed amount, and evidence rescission was re-opened>				Reviewer Comment (2026-05-26): SitusAMC received PCCD, LOE, Copy of Refund Check and Proof of Mailing. Buyer Comment (2026-05-22): Please see PCCD, refund check, LOE and shipping label.		05/26/2026		2	C	B	C	B	C	B	C	B	C	B		FL	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission (required on rescindable transactions)	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225542105		3158636648		36386174			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Administration Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. $[Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance was exceeded for Administration Fee. The Fee Amount of $[Redacted] exceeds the tolerance of $[Redacted]. $[Redacted] is over the legal limit. A valid change of circumstance was not provided for fee change. The cure provided at closing ($[Redacted]) is insufficient to resolve all tolerance violations.				Reviewer Comment (2026-05-26): SitusAMC received PCCD, LOE, proof of mailing & copy of refund check. Buyer Comment (2026-05-22): Please see PCCD, refund check, LOE and shipping label.		05/26/2026		2	C	B	C	B	C	B	C	B	C	B		FL	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225542105		3158636648		36386175			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. $[Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance was exceeded for Credit Report Fee. The Fee Amount of $335.95 exceeds the tolerance of $248.00. $87.95 is over the legal limit. A valid change of circumstance was not provided for fee change. The cure provided at closing ($88.45) is insufficient to resolve all tolerance violations.				Reviewer Comment (2026-05-20): Cured at closing or within 60 days of consummation prior to TPR review Reviewer Comment (2026-05-07): Cured at closing or within 60 days of consummation prior to TPR review Buyer Comment (2026-05-06): Do not concur. Please review document id D0357 page 234 Closing Cost above legal limit, cure $[Redacted] is for Credit Report fee.	05/20/2026			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225542157	3158636638	36395253	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. $[Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	The Survey Fee changed to $[Redacted] on the CD dated [Redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.	Reviewer Comment (2026-05-20): PCCD and LOE received and cured the fee tolerance issue

Buyer Comment (2026-05-20): Please see PCCD and LOE.

Reviewer Comment (2026-05-20): [Redacted]: the survey fee was added on CD and was not disclosed any of the LE's. Hence, [Redacted] unable to determine and information provided does not clarify if this was a lender required survey or if the borrower-chosen service provider outsourced the Survey Fee or if it was borrower elected to have survey completed on their own. If this was a lender required fee, then tolerance violation is valid. If it was outsourced by the title company, then an attestation needs to confirm this from the title company. However, if this was a borrower chosen fee, then it should have been disclosed in Section H, which a Corrected CD and LOE to borrower can be provided and it can be removed from testing.

Buyer Comment (2026-05-18): Do not concur. [Redacted] does not require survey's.  Therefore, they are not held to a 100% tolerance.

Reviewer Comment (2026-05-15): [Redacted] received rebuttal. However,we are  unable to determine from the file whether the lender or title company requried the survey.  If the lender required the survey fee then a cure is due to the borrower.  If the borrower-chosen service provider further outsourced the Survey Fee, an attestation or comment on exception from the seller is needed.  The attestation/letter should confirm that the service was outsourced by the borrower-chosen provider. This attestation would allow us to test the fee under the no tolerance category with the understanding that the new fee added on the CD was imposed by a provider through which the borrower indirectly selected.

Buyer Comment (2026-05-14): Please see page 2150 / D0718 - Per Item 34 of the [Redacted] Title issuance policy, it appears the title company required a survey. The borrower shopped for all title service fees, which are not subject to tolerance.
																			05/20/2026		2	C	B	C	B	C	B	C	B	C	B		NY	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225542157		3158636638		36402392			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Waterfall finding due to the missing 3rd party verification of the co-borrower's business.				Reviewer Comment (2026-05-12): employment verification documentation received and acceptable Buyer Comment (2026-05-12): See Employment verification and VOE.	05/12/2026			1	B	A	C	A	B	A	C	A	B	A		NY	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225542157		3158636638		36402393			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - Schedule C	General QM: Unable to verify current Sole Proprietorship status using reasonably reliable third-party records.	Waterfall finding due to the missing 3rd party verification of the co-borrower's business.				Reviewer Comment (2026-05-12): employment verification documentation received and acceptable Buyer Comment (2026-05-12): See Employment verification and VOE. Buyer Comment (2026-05-12): . Buyer Comment (2026-05-12): See attached VOE and Employment verification.	05/12/2026			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225542157		3158636638		36402394			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - QM Impact	General QM: There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall finding due to the missing 3rd party verification of the co-borrower's business.				Reviewer Comment (2026-05-12): employment verification documentation received and acceptable Buyer Comment (2026-05-12): see attached docs	05/12/2026			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225542157		3158636638		36402398			Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		File is missing 3rd party verification of the co-borrower's business.				Reviewer Comment (2026-05-12): employment verification documentation received and acceptable Buyer Comment (2026-05-12): See Employment verification and VOE.	05/12/2026			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225542157		3158636638		36402408			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General QM Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Waterfall finding due to the missing 3rd party verification of the co-borrower's business.				Reviewer Comment (2026-05-12): employment verification documentation received and acceptable Buyer Comment (2026-05-12): See Employment verification and VOE.	05/12/2026			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No